Employee Compensation and Benefit Plans - Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Proceeds from exercise of stock options	$ 21	$ 29	$ 47
Predecessor Plans
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding and exercisable, beginning (in shares)	833,931
Exercised (in shares)	(450,873)
Expired (in shares)	(9,900)
Outstanding and exercisable, ending (in shares)	373,158	833,931
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding and exercisable, beginning (usd per share)	$ 31.75
Exercised (usd per share)	44.18
Expired (usd per share)	45.76
Outstanding and exercisable, ending (usd per share)	$ 16.36	$ 31.75
Weighted Average Remaining Contractual Term (Years)	2 years 9 months	2 years 4 months
Proceeds from exercise of stock options	$ 21	$ 29